As filed with the Securities and Exchange Commission on February 22, 2016

1933 Act Registration No. 333-162441
1940 Act Registration No. 811-22338

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 119	[X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 120	[X]

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)

100 International Drive
Baltimore, Maryland 21202
(Address of principal executive offices)

Registrant's telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

ROBERT I. FRENKEL	ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC	K&L Gates LLP
100 International Drive	1601 K Street, N.W.
Baltimore, Maryland 21202	Washington, D.C. 20006-1600
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485(b)
[X]	on March 24, 2016, pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	on _______, pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on _______, pursuant to Rule 485(a)(2)

If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note:  This Post-Effective Amendment No. 119 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate March 24, 2016 as the new effective date for Post-Effective Amendment No. 107 filed pursuant to Rule 485(b) under the Securities Act on November 24, 2015. This Amendment relates solely to the Legg Mason BW Global Macro Fund (the “Fund”), a series of Legg Mason Global Asset Management Trust (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant‘s registration statement relating to any other series of the Registrant.

Legg Mason Global Asset Management Trust

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Contents of Registration Statement

Part A.

The Prospectus of the Fund is incorporated by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on November 13, 2015 (0001193125-15-377028) (“PEA 106”).

Part B.

The Statement of Additional Information of the Fund is incorporated by reference to PEA 106.

Part C. - Other Information

Signature Page

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

Legg Mason Global Asset Management Trust

Part C.		Other Information

Item 28.		Exhibits

(a)	(i)	Certificate of Trust (6)
	(ii)	Amended and Restated Declaration of Trust (23)
	(iii)	Amended Schedules A and B to the Amended and Restated Declaration of Trust (To be filed by subsequent amendment)

(b)	Bylaws, as amended and restated (25)

(c)
Instruments defining rights of security holders with respect to Legg Mason Global Asset Management Trust are contained in the Amended and Restated Declaration of Trust and Bylaws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d)	(i)	Management Agreement – Legg Mason BW International Opportunities Bond Fund (7)
	(ii)	Subadvisory Agreement – Legg Mason BW International Opportunities Bond Fund (7)
	(iii)	Management Agreement – QS Legg Mason Strategic Real Return Fund (8)
	(iv)	Advisory Agreement – QS Legg Mason Strategic Real Return Fund (8)
	(v)	Subadvisory Agreement with Batterymarch Financial Management, Inc. – QS Legg Mason Strategic Real Return Fund (8)
	(vi)	Subadvisory Agreement with ClearBridge Advisors, LLC – QS Legg Mason Strategic Real Return Fund (8)
	(vii)	Subadvisory Agreement with Western Asset Management Company – QS Legg Mason Strategic Real Return Fund (8)
	(viii)	Subadvisory Agreement with Western Asset Management Company Limited in London – QS Legg Mason Strategic Real Return Fund (8)
	(ix)	Subadvisory Agreement with Western Asset Management Company Ltd. in Japan – QS Legg Mason Strategic Real Return Fund (8)
	(x)	Management Agreement – Legg Mason BW Diversified Large Cap Value Fund (9)
	(xi)	Subadvisory Agreement – Legg Mason BW Diversified Large Cap Value Fund (9)
	(xii)	Management Agreement – Legg Mason BW Absolute Return Opportunities Fund (10)
	(xiii)	Subadvisory Agreement – Legg Mason BW Absolute Return Opportunities Fund (10)
(xiv)
The form of Investment Advisory and Management Agreement for ClearBridge International Growth Fund (formerly, ClearBridge Global Growth Trust) is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Growth Trust, Inc. (12)

(xv)
The form of Sub-Administration Agreement for ClearBridge International Growth Fund (formerly, ClearBridge Global Growth Trust) is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Growth Trust, Inc. (12)

(xvi)
The form of Investment Advisory and Management Agreement for ClearBridge Small Cap Fund (formerly, ClearBridge Special Investment Trust) is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (13)

(xvii)
The form of Sub-Administration Agreement for ClearBridge Small Cap Fund (formerly, ClearBridge Special Investment Trust) is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (14)

(xviii)
The form of Investment Advisory and Management Agreement for ClearBridge Value Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Value Trust, Inc. (17) and the Amended Appendix A to the Investment Advisory and Management Agreement of Legg Mason Capital Management Value Trust, Inc. (15)

	(xix)	The form of Sub-Administration Agreement for ClearBridge Value Trust is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Value Trust, Inc. (16)
(xx)
The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for ClearBridge International Growth Fund (formerly, ClearBridge Global Growth Trust) is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Growth Trust, Inc. (19)

(xxi)
The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for ClearBridge Small Cap Fund (formerly, ClearBridge Special Investment Trust) is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Special Investment Trust, Inc. (21)

(xxii)
The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for ClearBridge Value Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Value Trust, Inc. (22)

(xxiii)
The form of Inter-Affiliate Transfer Agreement (LMFA to LMPFA) for ClearBridge International Growth Fund (formerly, ClearBridge Global Growth Trust), ClearBridge Small Cap Fund (formerly, ClearBridge Special Investment Trust), and ClearBridge Value Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Growth Trust, Inc., Legg Mason Capital Management Special Investment Trust, Inc., and Legg Mason Capital Management Value Trust, Inc. (20)

(xxiv)
The form of Investment Advisory and Management Agreement for QS Batterymarch International Equity Fund is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Global Trust, Inc. on behalf of Legg Mason Batterymarch International Equity Trust (24)

(xxv)
The form of Investment Advisory and Management Agreement for QS Batterymarch Emerging Markets Fund is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Global Trust, Inc. on behalf of Legg Mason Batterymarch Emerging Markets Trust (25)

(xxvi)
The form of Investment Advisory and Management Agreement for QS Batterymarch U.S. Small Capitalization Equity Fund is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (1)

(xxvii)
The form of Investment Advisory and Management Agreement for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason BW Global Opportunities Bond Fund (4)

(xxviii)
The form of Inter-Affiliate Transfer Agreement – Management Agreement (LMFA to LMPFA) for QS Batterymarch International Equity Fund, QS Batterymarch Emerging Markets Fund, QS Batterymarch U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Inter-Affiliate Transfer Agreement – Management Agreement (LMFA to LMPFA) of Legg Mason Global Trust, Inc. (on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust) and Legg Mason Charles Street Trust, Inc. (on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund) (27)

(xxix)
The form of Inter-Affiliate Transfer Agreement – Investment Advisory Agreement (LMFA to LMPFA) for QS Batterymarch International Equity Fund, QS Batterymarch Emerging Markets Fund, QS Batterymarch U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Inter-Affiliate Transfer Agreement – Investment Advisory Agreement (LMFA to LMPFA) of Legg Mason Global Trust, Inc. (on behalf of QS Batterymarch International Equity Fund and QS Batterymarch Emerging Markets Fund) and Legg Mason Charles Street Trust, Inc. (on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund) (27)

(xxx)	Management Agreement – Legg Mason BW Global High Yield Fund (29)
(xxxi)	Subadvisory Agreement – Legg Mason BW Global High Yield Fund (29)
(xxxii)	Management Agreement – Legg Mason BW Alternative Credit Fund (31)
(xxxiii)	Subadvisory Agreement – Legg Mason BW Alternative Credit Fund (31)
(xxxiv)	Management Agreement – Miller Income Opportunity Trust (34)
(xxxv)	Subadvisory Agreement – Miller Income Opportunity Trust (34)
(xxxvi)	Form of Management Agreement – Legg Mason BW Dynamic Large Cap Value Fund (35)
(xxxvii)	Form of Subadvisory Agreement – Legg Mason BW Dynamic Large Cap Value Fund (35)
(xxxviii)	Management Agreement - Martin Currie Emerging Markets Fund (40)
(xxxix)	Subadvisory Agreement - Martin Currie Emerging Markets Fund (40)

	(xl)	Subadvisory Agreement with Western Asset Management Company - Martin Currie Emerging Markets Fund (40)
	(xli)	Management Agreement - Martin Currie International Unconstrained Equity Fund (41)
	(xlii)	Subadvisory Agreement with Martin Currie, Inc. - Martin Currie International Unconstrained Equity Fund (41)
	(xliii)	Subadvisory Agreement with Western Asset Management Company - Martin Currie International Unconstrained Equity Fund (41)
	(xliv)	Management Agreement - QS Global Market Neutral Fund (42)
	(xlv)	Subadvisory Agreement with QS Investors Inc. - QS Global Market Neutral Fund (42)
	(xlvi)	Subadvisory Agreement with Western Asset Management Company - QS Global Market Neutral Fund (42)
	(xlvii)	Management Agreement - Legg Mason BW Global Macro Fund (43)
	(xlviii)	Subadvisory Agreement - Legg Mason BW Global Macro Fund (43)

(e)	(i)
Distribution Agreement – all funds except ClearBridge International Growth Fund (formerly, ClearBridge Global Growth Trust), ClearBridge Small Cap Fund (formerly, ClearBridge Special Investment Trust), ClearBridge  Value Trust, QS Batterymarch International Equity Fund, QS Batterymarch Emerging Markets Fund, QS Batterymarch U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund (7)

(ii)
Amended Appendix A to the Distribution Agreement – all funds except ClearBridge International Growth Fund (formerly, ClearBridge Global Growth Trust), ClearBridge Small Cap Fund (formerly, ClearBridge Special Investment Trust), ClearBridge Value Trust, QS Batterymarch International Equity Fund, QS Batterymarch Emerging Markets Fund, QS Batterymarch U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund (35)

(iii)
The form of Distribution Agreement for ClearBridge International Growth Fund (formerly, ClearBridge Global Growth Trust) is substantially identical to the Distribution Agreement of Legg Mason Capital Management Growth Trust, Inc. (17) and the Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Growth Trust, Inc. (17)

(iv)
The form of Distribution Agreement for ClearBridge Small Cap Fund (formerly, ClearBridge Special Investment Trust) is substantially identical to the Distribution Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (18) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Special Investment Trust, Inc. (18)

(v)
The form of Distribution Agreement for ClearBridge Value Trust is substantially identical to the Distribution Agreement of Legg Mason Capital Management Value Trust, Inc. (18) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Value Trust, Inc. (18)

	(vi)	Anti-Money Laundering Delegation Agreement (7)
	(vii)	Amended Attachment A to the Anti-Money Laundering Delegation Agreement (35)
	(viii)	Form of Selected Dealer Agreement (2)
(ix)
The form of Distribution Agreement for QS Batterymarch International Equity Fund and QS Batterymarch Emerging Markets Fund is substantially identical to the Distribution Agreement of Legg Mason Global Trust, Inc., on behalf of QS Batterymarch International Equity Fund and QS Batterymarch Emerging Markets Fund (26) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (26)

(x)
The form of Distribution Agreement for QS Batterymarch U.S. Small Capitalization Equity Fund and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Distribution Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (3) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (3

(f)	Bonus, profit sharing or pension plans -- none

(g)	(i)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated October 5, 2012 (30)
	(ii)	Amended Exhibit A to the Custodian Services Agreement - (35)
	(iii)	Fund Accounting Services Agreement with State Street dated as of October 5, 2012 (30)
	(iv)	Amended Exhibit A to the Fund Accounting Services Agreement (44)

(h)	(i)	Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (US) Inc. (36)
	(ii)	Amendment No. 1 to the Transfer Agency and Services Agreement with BNY Mellon Investment Servicing (US) Inc. (39)
(iii)
Board Resolutions regarding expense limitation arrangements for all funds and classes except for Legg Mason BW Dynamic Large Cap Value Fund, Martin Currie Emerging Markets Fund, Martin Currie International Unconstrained Equity Fund, QS Global Market Neutral Fund, and Legg Mason BW Global Macro Fund (37)

	(iv)	Board Resolutions regarding expense limitation arrangements with respect to Class A, Class C, Class FI, Class R, Class I and Class IS Shares for Legg Mason BW Dynamic Large Cap Value Fund (35)
	(v)	Board Resolutions regarding expense limitation arrangements with respect to Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS Shares for Martin Currie Emerging Markets Fund (40)
(vi)
Board Resolutions regarding expense limitation arrangements with respect to Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS Shares for Martin Currie International Unconstrained Equity Fund, QS Global Market Neutral Fund, and Legg Mason BW Global Macro Fund (41)

(i)	Opinion and consent of counsel for Legg Mason BW Global Macro Fund (45)

(j)	None.

(k)	Financial statements omitted from Item 27 – not applicable

(l)	Agreement for providing initial capital (7)

(m)	(i)	Shareholder Services and Distribution Plan (37)
	(ii)	Amended Appendix A to the Shareholder Services and Distribution Plan (37)

(n)	Multiple Class Plan pursuant to Rule 18f-3 (28)

(o)	Reserved

(p)	Code of Ethics of:

(i)
Independent Trustees of the Registrant. All Access Persons of each fund are subject to a code of ethics meeting the requirements of Rule 17j-1 under the 1940 Act. All Access Persons of the funds other than the Independent Trustees of the Registrant are subject to the provisions of other codes of ethics that have been adopted by Batterymarch Financial Management, Inc., Brandywine Global Investment Management, LLC, Clearbridge Investments, LLC, Western Asset Management Company, Western Asset Management Company Limited in London, Western Asset Management Company Ltd. in Japan, LMM LLC, Martin Currie Inc. and Legg Mason & Co., LLC (see exhibits (p)(ii) through (p)(x)) and approved by the Board of Trustees of the Registrant in accordance with the requirements of Rule 17j-1 under the 1940 Act.(44)

	(ii)	Batterymarch Financial Management, Inc. (3)
	(iii)	Brandywine Global Investment Management, LLC (32)
	(iv)	ClearBridge Investments, LLC (5)
	(v)	Western Asset Management Company, Western Asset Management Company Limited in London, and Western Asset Management Company Ltd. in Japan (33)
	(vi)	LMM LLC (32)
	(vii)	Martin Currie Inc. (38)
	(viii)	Legg Mason & Co., LLC (adopted by LMPFA and LMIS) (11)
------------------------------------------------------
(1) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2002.

(2) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, filed April 27, 2006.

(3) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 27, 2007.

(4) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 26, 2009.

(5) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 148 to the Registration Statement of Legg Mason Partners Equity Trust, SEC File No. 33-43446, filed August 26, 2009.

(6) Incorporated herein by reference to the corresponding exhibit of the initial Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed October 13, 2009.

(7) Incorporated herein by reference to the corresponding exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed December 1, 2009.

(8) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 26, 2010.

(9) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed August 20, 2010.

(10) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 25, 2011.

(11) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Tax-Free Income Fund, SEC File No. 033-37971, filed July 26, 2011.

(12) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 12 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, filed on March 18, 2002.

(13) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed May 10, 2001.

(14) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 2, 2001.

(15) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 27, 2007.

(16) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 2, 2001.

(17) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 25 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, filed on April 25, 2007.

(18) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 27, 2007.

(19) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 24 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, filed on April 27, 2006.

(20) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 48 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed February 26, 2010.

(21) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 29, 2005.

(22) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 29, 2005.

(23) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed December 13, 2011.

(24) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed August 31, 1995.

(25) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed November 18, 1996.

(26) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 34 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 26, 2007.

(27) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Charles Street Trust, Inc. SEC File No. 333-44423, filed February 26, 2010.

(28) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 45 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed August 16, 2012.

(29) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 48 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed September 26, 2012.

(30) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 54 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed January 25, 2013.

(31) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 66 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed November 25, 2013.

(32) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 67 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed December 13, 2013.

(33) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 70 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed January 24, 2014.

(34) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 74 to the Registration

Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 26, 2014.

(35) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 81 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed August 6, 2014.

(36) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 315 to the Registration Statement of Legg Mason Partners Equity Trust, SEC File No. 33-43446, filed December 15, 2014.

(37) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 87 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed January 23, 2015.

(38) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 88 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 10, 2015.

(39) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 90 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 19, 2015.

(40) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 95 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed May 26, 2015.

(41) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 104 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed November 12, 2015.

(42) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 105 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed November 12, 2015.

(43) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 106 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed November 13, 2015.

(44) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 113 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed January 14, 2016.

Item 29.                          Persons Controlled by or under Common Control with Registrant - None

Item 30.                          Indemnification

Article 9 of the Registrant’s Amended and Restated Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s trustees, officers and others.  Section 9.2(a) of the Declaration of Trust provides that no current or former trustee, officer or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant.  Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property or services, or

•
to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust provides that, subject to certain exceptions and limitations expressed in the Declaration of Trust, each current and former trustee, officer or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim in which he or she becomes involved as a party or otherwise by virtue of him or her being (or having served) in such position and against amounts paid or incurred by him or her in settlement thereof.  Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to a Covered Person to the extent such indemnification is prohibited by applicable federal law.  The Declaration of Trust also sets forth the provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In the Distribution Agreement(s) relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor, its officers, directors and employees and each person, if any, who controls the Distributor within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors and employees or any such controlling person may incur, under the Securities Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect the Distributor or such other parties who would otherwise be subject, by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

In addition, to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its trustees that provides for indemnification consistent with the principles described above.  These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy.  The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act may be provided to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant’s Management and Subadvisory Agreements provide that the manager or subadvisor (including the manager or subadvisor’s affiliates performing services for the Registrant or the fund, and the partners, shareholders, directors, officers and employees of the manager or subadvisor and such affiliates), as applicable, assumes no responsibility under the agreements other than to render the services called for under the agreements in good faith.  The Management and Subadvisory Agreements further provide that the manager or the subadvisor, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the agreements protects the manager or the subadvisor, as applicable, against any liability to the fund to which the manager or subadvisor, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreements.

Item 31.                          Business and Other Connections of Investment Adviser

(a)            Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of LMPFA have been engaged as director, officer, employee, partner, or trustee.
Ted P. Becker	CCO, LMPFA
Vice President, LeggCo
Vice President, Legg Mason, Inc.

Jane E. Trust	Chairman, President and CEO, LMPFA

Jeanne M. Kelly	Senior Vice President, LMPFA Senior Vice President, Clear Asset

Thomas C. Mandia	Secretary, LMPFA Secretary, SBFM

Peter H. Nachtwey	Director, LMPFA
Director and President, The Baltimore Co.
Director and President, BMML
Director, Brandywine
Director, ClearBridge
Director, Clear Inv
Director, Clear Asset
Director and President, GS
Director and President, LeggCo
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFAM
Director, LMFC
Sr. EVP and CFO, Legg Mason Inc.
Chairman, LMPAC
Manager, LMIH
Director, LM Poland
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Director, Royce
Director, Pelican1
Director, Pelican2

Amy M. Olmert	Director, LMPFA Vice President, LeggCo

(b)            QS Legg Mason Global Asset Allocation, LLC (“LMGAA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of LMGAA have been engaged as director, officer, employee, partner, or trustee.
Jeffrey A. Nattans	Director, LMGAA
Manager, Clear Inv
Manager, ClearBridge
Manager, Clear Asset
Director, LMFAM
Director, LMPPG
Executive Vice President, Legg Mason, Inc.
President and CEO, Pelican1
President and CEO, Pelican2
Vice President and Manager, LMIH
Director, Batterymarch
Director, Permal
Manager, Royce
Director, WAM

(c)            QS Batterymarch Financial Management, Inc. (“Batterymarch”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.
Jeffrey A. Nattans	Director, LMGAA
Manager, Clear Inv
Manager, ClearBridge
Manager, Clear Asset
Director, LMFAM
Director, LMPPG
Executive Vice President, Legg Mason, Inc.
President and CEO, Pelican1
President and CEO, Pelican2
Vice President and Manager, LMIH
Director, Batterymarch
Director, Permal
Manager, Royce
Director, WAM

(d)            Brandywine Global Investment Management, LLC (“Brandywine”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of Brandywine have been engaged as director, officer, employee, partner, or trustee.
Thomas C. Merchant	Secretary, Brandywine
Exec Vice President and General Counsel, Legg Mason, Inc.
Secretary, The Baltimore Co.
Secretary, BMML
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMPAC
Secretary, LMRESA
Secretary, LMRG
Secretary, LMRP
Secretary, LM Tower
Secretary, LMCS V
Secretary, Pelican1
Secretary, Pelican2

Peter H. Nachtwey	Director, LMPFA
Director and President, The Baltimore Co.
Director and President, BMML
Director, Brandywine
Director, ClearBridge
Director, Clear Inv
Director, Clear Asset
Director and President, GS
Director and President, LeggCo
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFAM
Director, LMFC
Sr. EVP and CFO, Legg Mason Inc.
Chairman, LMPAC
Manager, LMIH
Director, LM Poland
Manager, LMPPG

Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Director, Royce
Director, Pelican1
Director, Pelican2

(e)            ClearBridge Investments, LLC (“Clear Inv”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of Clear Inv have been engaged as director, officer, employee, partner, or trustee.

Peter H. Nachtwey	Director, LMPFA
Director and President, The Baltimore Co.
Director and President, BMML
Director, Brandywine
Director, ClearBridge
Director, Clear Inv
Director, Clear Asset
Director and President, GS
Director and President, LeggCo
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFAM
Director, LMFC
Sr. EVP and CFO, Legg Mason Inc.
Chairman, LMPAC
Manager, LMIH
Director, LM Poland
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Director, Royce
Director, Pelican1
Director, Pelican2

Jeffrey A. Nattans	Director, LMGAA
Manager, Clear Inv
Manager, ClearBridge
Manager, Clear Asset
Director, LMFAM
Director, LMPPG
Executive Vice President, Legg Mason, Inc.
President and CEO, Pelican1
President and CEO, Pelican2
Vice President and Manager, LMIH
Director, Batterymarch
Director, Permal
Manager, Royce
Director, WAM

(f)            ClearBridge, LLC (“ClearBridge”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of ClearBridge have been engaged as director, officer, employee, partner, or trustee.
Peter H. Nachtwey	Director, LMPFA
Director and President, The Baltimore Co.
Director and President, BMML
Director, Brandywine
Director, ClearBridge
Director, Clear Inv
Director, Clear Asset
Director and President, GS
Director and President, LeggCo
Vice President and Treasurer, LMCF
Director and President, LMCRES
Director, LMFAM
Director, LMFC
Sr. EVP and CFO, Legg Mason Inc.
Chairman, LMPAC
Manager, LMIH
Director, LM Poland
Manager, LMPPG
Director and President, LMRESA
Director and President, LMRG
Director and President, LMRP
Director and President, LM Tower
Director and President, LM BAM
Manager and President, LMCS V
Director, Royce
Director, Pelican1
Director, Pelican2

Jeffrey A. Nattans	Director, LMGAA
Manager, Clear Inv
Manager, ClearBridge
Manager, Clear Asset
Director, LMFAM
Director, LMPPG
Executive Vice President, Legg Mason, Inc.
President and CEO, Pelican1
President and CEO, Pelican2
Vice President and Manager, LMIH
Director, Batterymarch
Director, Permal
Manager, Royce
Director, WAM

(g)            Western Asset Management Company (“WAM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.
Jeffrey A. Nattans	Director, LMGAA
Manager, Clear Inv
Manager, ClearBridge
Manager, Clear Asset
Director, LMFAM
Director, LMPPG

Executive Vice President, Legg Mason, Inc.
President and CEO, Pelican1
President and CEO, Pelican2
Vice President and Manager, LMIH
Director, Batterymarch
Director, Permal
Manager, Royce
Director, WAM

(h)            Western Asset Management Company Limited in London (“WAMCL”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of WAMCL have been engaged as director, officer, employee, partner or trustee.
Thomas C. Merchant	Secretary, WAMCL
Secretary, Brandywine
Exec Vice President and General Counsel, Legg Mason, Inc.
Secretary, The Baltimore Co.
Secretary, BMML
Secretary, LMCF
Secretary, LMCRES
Secretary, LMIH
Secretary, LMPAC
Secretary, LMRESA
Secretary, LMRG
Secretary, LMRP
Secretary, LM Tower
Secretary, LMCS V
Secretary, Pelican1
Secretary, Pelican2

(i)            Western Asset Management Company Ltd. in Japan (“WAM Tokyo”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of WAM Tokyo have been engaged as director, officer, employee, partner or trustee.
Jeffrey A. Nattans	Manager, ClearBridge
Manager, Clear Inv
Manager, LMIC
Director, NS
Manager, Clear Asset
Manager, GCIM
Executive Vice President, Legg Mason, Inc.
Vice President and Manager, LMIH
Director, LMREC
Manager, Royce
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(j)            LMM LLC (“LMM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMM have been engaged as director, officer, employee, partner, or trustee.

William H. Miller III	Managing Member, LMM

(k)            Martin Currie, Inc. (“Martin Currie”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The following is a list of other substantial business activities in which directors, officers, or partners of Martin Currie have been engaged as director, officer, employee, partner or trustee.

Joseph A. Carrier	Director, Martin Currie
Vice President, LeggCo
Vice President and Chief Risk Officer, Legg Mason, Inc.

Tom Hoops	Director, Martin Currie
Executive Vice President and Chief Risk Officer, Legg Mason, Inc.

Joe Larocque	Director, Martin Currie
Director, Batterymarch
Director, LMGAA
Director, WAM Tokyo
Director, WAM Australia
Director, WAM Singapore

(l)            RARE Infrastructure (North America) Pty Ltd. (“RARE”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The following is a list of other substantial business activities in which directors, officers, or partners of RARE have been engaged as director, officer, employee, partner or trustee.

Richard P. Elmslie	Director, RARE
Director, RARE Holdings
Director, RARE Europe
Director, RARE Sovereign
Director, RARE Finance
Director, RARE Limited

John D. Kenney	Director, RARE
Manager, Brandywine
Manager, Clear Inv
Vice President, LMCF
Vice President, Legg Mason, Inc.
Director, QS Investor Holdings, LLC
Director, RARE Holdings
Director, RARE Europe
Director, RARE Sovereign
Director, RARE Finance
Director, RARE Limited
Director, RARE USA

Nicholas J. Langley	Director, RARE
Director, RARE Holdings
Director, RARE Europe
Director, RARE Sovereign
Director, RARE Finance
Director, RARE Limited
Treasurer, RARE USA

Lennie H. H. Lim	Director, RARE
Director, RARE Holdings
Director, RARE Europe
Director, RARE Sovereign
Director, RARE Finance
Director, RARE Limited

Ursula Schliessler	Director, RARE
Director, LM Poland
Executive Vice President and Chief Administrative Officer

Legg Mason, Inc.	Director, RARE Holdings
Director, RARE Europe
Director, RARE Sovereign
Director, RARE UK
Director, RARE Finance
Director, RARE Limited

Addresses for Item 31:

The Baltimore Company (“The Baltimore Co”)
100 International Drive
Baltimore, MD 21202

QS Batterymarch Financial Management, Inc. (“ Batterymarch”)
200 Clarendon Street
Boston, MA 02116

BMML, Inc. (“BMML”)
100 International Drive
Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)
2929 Arch Street, 8th Floor
Philadelphia, PA 19104

ClearBridge, LLC  (“ClearBridge”)
100 International Drive
Baltimore, MD  21202

ClearBridge Investments, LLC (“Clear Inv”)
620 Eight Avenue
New York, NY 10018

ClearBridge Asset Management, Inc. (“Clear Asset”)
620 Eight Avenue
New York, NY 10018

Gray Seifert & Co (“GS”)
100 International Drive
Baltimore, MD 21202

Legg Mason Charitable Foundation, Inc. (“LMCF”)
100 International Drive
Baltimore, MD  21202

Legg Mason Fund Asset Management, Inc. (“LMFAM”)
620 Eight Avenue
New York, NY 10018

Legg Mason Funding Ltd. (“LMFC”)
100 International Drive
Baltimore, MD 21202

QS Legg Mason Global Asset Allocation, LLC (“LMGAA”)
620 8th Ave., 49th Floor
New York, NY 10018

Legg Mason, Inc.
100 International Drive
Baltimore, MD  21202

Legg Mason & Co. LLC (“LeggCo”)
100 International Drive
Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)
100 International Drive
Baltimore, MD 21202

Legg Mason Investor Services, LLC (“LMIS”)
100 International Drive
Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)
620 8th Ave., 49th Floor
New York, NY 10018

Legg Mason Political Action Committee (“LMPAC”)
100 International Drive
Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)
100 International Drive
Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)
100 International Drive
Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)
100 International Drive
Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)
100 International Drive
Baltimore, MD 21202

Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna (“LM Poland”)
“Senator building” 12 Bielanska St.
00-085 Warsaw, Poland

LM BAM, Inc. (“LM BAM”)
46 Public Square, Suite 700
Wilkes Barre, PA 18701

LM Capital Support V (“LMCS V”)
100 International Drive
Baltimore, MD  21202

LMM LLC (“LMM”)
One South Street, Suite 2550
Baltimore, MD 21202

Martin Currie, Inc. (“Martin Currie”)
1350 Avenue of the Americas
New York, NY
10019

Pelican Holdings I, LLC (“Pelican1”)
160 Greentree Drive, Suite 101
Dover, DE 19904

Pelican Holdings II, LLC (“Pelican2”)
160 Greentree Drive, Suite 101
Dover, DE 19904

Permal Asset Management, Inc. (“Permal”)
900 Third Ave. 28th Floor
New York, NY 10022

RARE Infrastructure (North America) Pty Limited (“RARE”)
Level 13
35 Clarence Street
Sydney, NSW 2000 Australia

RARE Holdings Pty Limited (“RARE Holdings”)
Level 13
35 Clarence Street
Sydney, NSW 2000 Australia

RARE Infrastructure (Europe) Pty Limited (“RARE Europe”)
Level 13
35 Clarence Street
Sydney, NSW 2000 Australia

RARE Infrastructure (Sovereign Enterprise No. 1) Pty Limited (“RARE Sovereign”)
Level 13
35 Clarence Street
Sydney, NSW 2000 Australia

RARE Infrastructure (UK) Limited (“RARE UK”)
84 Brook Street
London, United Kingdom W1K 5EH

RARE Infrastructure Finance Pty Limited (“RARE Finance”)
Level 13
35 Clarence Street
Sydney, NSW 2000 Australia

RARE Infrastructure Limited (“RARE Limited”)
Level 13
35 Clarence Street
Sydney, NSW 2000 Australia

RARE Infrastructure USA Inc. (“RARE USA”)
203 N LaSalle Street, Suite 2100
Chicago, IL 60601
Royce & Associates, LLC (“Royce”)
1414 Avenue of the Americas
New York, NY  10019

Western Asset Management Company  (“WAM”)
385 East Colorado Boulevard
Pasadena, CA  91101

Western Asset Management Company Limited  (“WAMCL”)
10 Exchange Square
Primrose Street
London  EC2A 2EN
England

Western Asset Management Company Ltd (“WAM Tokyo”)
Ote Center Building
1-1-3 Otemachi Chiyoda-ku
Tokyo 100-0004
Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)
Level 13
120 Collins Street
GPO Box 507
Melbourne Victoria 3000
Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)
10 Exchange Square
Primrose Street
London EC2A 2EN
England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)
1 George Street, #23-01
Singapore 049145

Item 32.                          Principal Underwriters

(a)            Legg Mason Investor Services, LLC ("LMIS"), the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Western Asset Funds, Inc.; Legg Mason Partners Premium Money Market Trust; Legg Mason Partners Institutional Trust; Legg Mason Partners Money Market Trust; Legg Mason Partners Equity Trust; Legg Mason Partners Variable Equity Trust; Legg Mason Partners Variable Income Trust; Legg Mason Partners Income Trust; Legg Mason Global Asset Management Variable Trust; and Legg Mason Investment Trust.

(b)            The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, LMIS.
Name and Principal Business Address*	Positions and Offices with Underwriter – LMIS	Position and Offices with Registrant
Frances Cashman	Co-Managing Director	None

Jeffrey Masom	Co-Managing Director	None

Matthew Schiffman 100 First Stamford Pl. Stamford, CT 06902	Co-Managing Director	None

Dionne Spencer	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth D. Cieprisz 620 8th Avenue, 49th Floor New York, NY 10018	Vice President and Chief Compliance Officer	None

Vicki Schmelzer	Secretary	None

Susan Kerr 620 8th Avenue, 49th Floor	AML Compliance Officer	None
New York, NY 10018

* All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c)            The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 33.  Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

With respect to the Registrant:
(1)	Legg Mason Global Asset Management Trust
100 International Drive
Baltimore, MD 21202

With respect to the Registrant’s Investment Managers:

(2)	Legg Mason Partners Fund Advisor, LLC
620 Eighth Avenue
New York, NY 10018

(3)	Brandywine Global Investment Management, LLC
2929 Arch Street
Philadelphia, PA 19104

(4)	LMM LLC
One South Street, Suite 2550
Baltimore, MD 21202

(5)	QS Batterymarch Financial Management, Inc.
200 Clarendon Street
Boston, MA 02116

(6)	ClearBridge Investments, LLC
620 Eighth Avenue
New York, NY 10018

(7)	Western Asset Management Company
385 East Colorado Boulevard
Pasadena, CA 91101

(8)	Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London  EC2A 2EN
England

(9)	Western Asset Management Company Ltd
Ote Center Building
1-1-3 Otemachi Chiyoda-ku
Tokyo 100-0004
Japan

(10)	ClearBridge, LLC
100 International Drive
Baltimore, MD 21202

(11)	Martin Currie Inc.
1350 Avenue of the Americas
New York, NY 10019

With respect to the Registrant’s Custodian:

(12)	State Street Bank and Trust Company
One Lincoln Street
Boston, MA  02111

With respect to the Registrant’s Transfer Agent:

(13)	Bank of New York Mellon
301 Bellevue Parkway
Wilmington, DE 19809

With respect to the Registrant’s Distributor:

(14)	Legg Mason Investor Services, LLC
100 International Drive
Baltimore, MD 21202

Item 34.  Management Services - None

Item 35.  Undertakings - None

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Asset Management Trust, hereby certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 119 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, on the 22nd day of February, 2016.
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By:	/s/ Jane E. Trust Jane E. Trust President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated below on February 22, 2016:
Signature	Title

/s/ Arnold L. Lehman*	Chair and Trustee
Arnold L. Lehman

/s/ Ruby P. Hearn*	Trustee
Ruby P. Hearn

/s/ Robin J.W. Masters*	Trustee
Robin J.W. Masters

/s/ Jill E. McGovern*	Trustee
Jill E. McGovern

/s/ Arthur S. Mehlman*	Trustee
Arthur S. Mehlman
Trustee
/s/ G. Peter O'Brien*
G. Peter O'Brien	Trustee

/s/ S. Ford Rowan*	Trustee
S. Ford Rowan

/s/ Robert M. Tarola*	Trustee
Robert M. Tarola

/s/Jane E. Trust	President (Principal Executive Officer), Chief Executive Officer and Trustee
Jane E. Trust

/s/ Richard F. Sennett	Principal Financial and Accounting Officer
Richard F. Sennett
* By: /s/ Richard F. Sennett
          Richard F. Sennett

* Attorney-in-Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY
Each person whose signature appears below hereby constitutes and appoints Jane E. Trust, Richard F. Sennett, Robert I. Frenkel, Thomas C. Mandia, Rosemary Emmens, Barbara Allen, Susan Lively and Robert M. Nelson and each of them, his or her true and lawful attorneys-in-fact and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, or any of them, may deem necessary or advisable or which may be required to enable Legg Mason Global Asset Management Trust (the “Trust”) to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the “Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust’s Registration Statement (Securities Act File No. 333-162441), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of the Trust, any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents, or any of them, shall do or cause to be done by virtue hereof.

All past acts of such attorneys-in-fact and agents in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

As to each of the undersigned, this Power of Attorney shall be valid from the date first mentioned above until revoked by such individual.

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

/s/ Jane E. Trust	Trustee	February 4, 2016
Jane E. Trust

/s/ Ruby P. Hearn	Trustee	February 4, 2016
Ruby P. Hearn

/s/ Arnold L. Lehman	Trustee	February 4, 2016
Arnold L. Lehman

/s/ Robin J.W. Masters	Trustee	February 4, 2016
Robin J.W. Masters

/s/ Jill E. McGovern	Trustee	February 4, 2016
Jill E. McGovern

/s/ Arthur S. Mehlman	Trustee	February 4, 2016
Arthur S. Mehlman

/s/ G. Peter O’Brien	Trustee	February 4, 2016
G. Peter O’Brien

/s/ S. Ford Rowan	Trustee	February 4, 2016
S. Ford Rowan

/s/ Robert M. Tarola	Trustee	February 4, 2016
Robert M. Tarola